John Hancock Funds II
John Hancock Global Absolute Return Strategies Fund
Supplement dated 9–18–12 to the current Prospectus
The following information supplements and supersedes any information to the contrary relating to John Hancock Global Absolute Return Strategies Fund (the “Fund”), a series of John Hancock Funds II, contained in the Prospectus.
Effective immediately, David Millar is no longer a portfolio manager of the Fund. Euan Munro and Guy Stern will continue to serve as portfolio managers of the Fund. All references and information relating to David Millar are hereby deleted.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated September 18, 2012
to the Statement of Additional Information dated December 16, 2011
John Hancock Global Absolute Return Strategies Fund
The following information supplements and supersedes any information to the contrary relating to John Hancock Global Absolute Return Strategies Fund (the “Fund”), a series of John Hancock Funds II, contained in the Appendix B to the Statement of Additional Information dated as noted above.
Effective immediately, David Millar is no longer a portfolio manager of the Fund. Euan Munro and Guy Stern will continue to serve as portfolio managers of the Fund. All references and information relating to David Millar are hereby deleted.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Funds II
Supplement dated September 18, 2012
to the Statement of Additional Information dated March 1, 2012
John Hancock Global Absolute Return Strategies Fund
The following information supplements and supersedes any information to the contrary relating to John Hancock Global Absolute Return Strategies Fund (the “Fund”), a series of John Hancock Funds II, contained in the Appendix B to the Statement of Additional Information dated as noted above.
Effective immediately, David Millar is no longer a portfolio manager of the Fund. Euan Munro and Guy Stern will continue to serve as portfolio managers of the Fund. All references and information relating to David Millar are hereby deleted.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.